Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
Accrued Expenses
10.            Accrued Expenses

Accrued expenses consist of the following components as of December 31, (dollars in thousands):

	2012	2011
Salaries and wages	$71,567	$52,268
Insurance reserves	37,717	35,066
Vacation	24,697	23,565
Real estate taxes	22,178	22,690
Lease payable	8,915	9,017
Interest	7,644	7,782
Income taxes	2,469	1,919
Other	25,708	31,327
Total	$200,895	$183,634